Schedule of Investments (unaudited)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.4%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)	$15	$13,440
3.38%, 03/27/50 (Call 09/27/49)	15	11,468
Tapestry Inc.
7.35%, 11/27/28 (Call 10/27/28)	6	6,040
7.85%, 11/27/33 (Call 08/27/33)	10	10,147
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	10	8,087
		49,182
Auto Manufacturers — 1.3%
General Motors Co.
5.15%, 04/01/38 (Call 10/01/37)	25	22,136
5.20%, 04/01/45	10	8,449
6.80%, 10/01/27 (Call 08/01/27)	25	25,969
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	15	13,124
2.70%, 06/10/31 (Call 03/10/31)	85	68,293
3.10%, 01/12/32 (Call 10/12/31)	15	12,219
		150,190
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.25%, 03/01/32 (Call 12/01/31)(a)	10	8,502
4.15%, 05/01/52 (Call 11/01/51)	10	7,319
		15,821
Banks — 29.3%
Banco Santander SA, 4.25%, 04/11/27	200	189,435
Bank of America Corp.
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(b)	60	47,084
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(b)	25	20,730
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(b)	10	6,776
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(b)	85	68,987
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(b)	10	6,294
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(b)	20	16,305
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(b)	52	34,131
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(b)	15	11,077
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	15	13,781
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	10	9,242
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(b)	45	37,251
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(b)	5	3,948
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(b)	5	4,740
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	25	24,613
Bank of Montreal, 2.65%, 03/08/27(a)	45	41,535
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	15	13,437
Bank of Nova Scotia (The), 2.45%, 02/02/32	25	19,909
Security	Par (000)	Value

Banks (continued)
Barclays PLC, 5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	$200	$195,803
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)(a)	10	8,769
6.09%, 10/03/33 (Call 07/03/33)	6	6,109
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	10	8,036
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(b)	30	20,453
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	10	8,653
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	10	8,202
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	15	13,906
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	5	4,317
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	15	13,847
4.13%, 07/25/28	15	14,024
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	95	87,988
4.45%, 09/29/27	20	19,139
4.65%, 07/23/48 (Call 06/23/48)	25	21,620
4.75%, 05/18/46	55	45,714
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(b)	10	9,375
6.63%, 06/15/32	15	15,795
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	10	8,340
Cooperatieve Rabobank UA, 5.25%, 05/24/41	40	39,646
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(b)	10	9,305
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(b)	10	10,073
8.25%, 03/01/38	6	6,671
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	20	15,731
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	100	80,515
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	15	12,363
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	15	14,108
5.15%, 05/22/45	45	40,885
5.95%, 01/15/27	50	50,913
6.75%, 10/01/37	75	78,716
HSBC Holdings PLC
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	200	160,883
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	40	40,534
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)(a)	5	4,071
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(b)	15	15,031

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	$135	$110,257
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	15	12,929
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	10	6,954
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	15	12,023
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(b)	10	9,582
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	30	29,551
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(b)	33	32,894
5.40%, 01/06/42	15	14,892
6.40%, 05/15/38	95	104,557
KeyCorp
2.55%, 10/01/29	20	16,094
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(b)	10	8,668
Lloyds Banking Group PLC, 3.75%, 01/11/27	200	188,978
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	162,121
Mizuho Financial Group Inc., 4.02%, 03/05/28	200	189,754
Morgan Stanley
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	140	109,348
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	30	24,442
4.30%, 01/27/45	60	50,435
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	25	23,733
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(b)	10	9,565
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(b)	30	30,382
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	75	77,109
Northern Trust Corp., 6.13%, 11/02/32 (Call 08/02/32)	10	10,291
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	50	42,340
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	15	14,886
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	16	16,009
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(b)	20	21,164
Royal Bank of Canada
2.30%, 11/03/31	10	8,019
5.00%, 02/01/33	10	9,672
5.20%, 08/01/28	10	9,968
6.00%, 11/01/27	25	25,692
Santander Holdings USA Inc., 6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(b)	20	20,195
State Street Corp., 2.20%, 03/03/31	5	4,004
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27	200	185,912
Toronto-Dominion Bank (The)
2.00%, 09/10/31	15	11,898
4.46%, 06/08/32	35	32,446
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	20	17,078
Security	Par (000)	Value

Banks (continued)
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	$25	$22,948
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(b)	10	9,723
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	65	49,679
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(b)	10	9,151
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(b)	25	25,019
Westpac Banking Corp.
2.15%, 06/03/31	75	61,088
2.96%, 11/16/40	10	6,388
		3,496,648
Beverages — 0.1%
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	20	14,922

Biotechnology — 3.1%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	50	43,116
2.00%, 01/15/32 (Call 10/15/31)	25	19,639
4.40%, 05/01/45 (Call 11/01/44)	15	12,463
4.40%, 02/22/62 (Call 08/22/61)	15	11,811
4.66%, 06/15/51 (Call 12/15/50)	75	64,058
5.25%, 03/02/30 (Call 01/02/30)	27	27,136
5.25%, 03/02/33 (Call 12/02/32)	27	26,694
5.60%, 03/02/43 (Call 09/02/42)	28	27,392
5.75%, 03/02/63 (Call 09/02/62)	12	11,739
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	20	16,448
3.15%, 05/01/50 (Call 11/01/49)	5	3,238
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)(a)	25	20,190
4.00%, 09/01/36 (Call 03/01/36)	20	17,566
4.75%, 03/01/46 (Call 09/01/45)	50	44,846
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	15	11,915
Royalty Pharma PLC, 3.30%, 09/02/40 (Call 03/02/40)	15	10,476
		368,727
Building Materials — 0.4%
Carrier Global Corp.
2.72%, 02/15/30 (Call 11/15/29)	15	12,904
3.58%, 04/05/50 (Call 10/05/49)	20	14,246
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	20	16,237
		43,387
Chemicals — 0.9%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	10	8,426
2.70%, 05/15/40 (Call 11/15/39)	10	7,093
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	13	13,110
6.70%, 11/15/33 (Call 08/15/33)	19	19,685
CF Industries Inc., 5.15%, 03/15/34	15	14,192
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	30	29,262
Nutrien Ltd., 5.00%, 04/01/49 (Call 10/01/48)	10	8,601
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	15	12,670
		113,039

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.6%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	$15	$12,050
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	15	13,257
5.95%, 08/15/52 (Call 02/15/52)	10	9,568
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	16,933
4.40%, 06/01/32 (Call 03/01/32)(a)	15	14,341
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)	10	8,507
		74,656
Computers — 4.6%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	200	173,757
2.65%, 05/11/50 (Call 11/11/49)	35	22,805
2.65%, 02/08/51 (Call 08/08/50)	10	6,490
2.70%, 08/05/51 (Call 02/05/51)	40	26,076
2.80%, 02/08/61 (Call 02/08/60)	10	6,397
3.35%, 08/08/32 (Call 05/08/32)	15	13,630
4.65%, 02/23/46 (Call 08/23/45)	100	94,378
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	5	3,558
5.30%, 10/01/29 (Call 07/01/29)	40	39,880
5.75%, 02/01/33 (Call 11/01/32)	10	10,123
6.20%, 07/15/30 (Call 04/15/30)	10	10,387
8.35%, 07/15/46 (Call 01/15/46)	3	3,723
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	15	15,778
6.35%, 10/15/45 (Call 04/15/45)	5	5,087
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	35	28,663
International Business Machines Corp., 4.15%, 05/15/39	100	86,118
		546,850
Cosmetics & Personal Care — 0.1%
Kenvue Inc., 5.05%, 03/22/53 (Call 09/22/52)	10	9,564

Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28 (Call 08/29/28)	150	132,170
Air Lease Corp., 2.20%, 01/15/27 (Call 12/15/26)	10	8,982
Ally Financial Inc., 8.00%, 11/01/31	15	15,897
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	25	24,008
4.05%, 12/03/42	10	8,456
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	5	4,882
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	25	23,005
Charles Schwab Corp. (The)
2.30%, 05/13/31 (Call 02/13/31)	20	15,950
2.45%, 03/03/27 (Call 02/03/27)	15	13,614
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	5	4,243
5.30%, 09/15/43 (Call 03/15/43)	5	5,044
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	35	32,537
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	10	7,630
3.00%, 09/15/60 (Call 03/15/60)	30	18,470
4.25%, 09/21/48 (Call 03/21/48)	10	8,307
4.95%, 06/15/52 (Call 12/15/51)	15	13,906
Mastercard Inc.
3.35%, 03/26/30 (Call 12/26/29)	40	36,873
3.85%, 03/26/50 (Call 09/26/49)	10	8,166
Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc., 5.55%, 02/15/34 (Call 11/15/33)	$30	$29,966
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	10	7,052
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	5	4,490
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	10	7,841
2.05%, 04/15/30 (Call 01/15/30)	15	12,791
4.30%, 12/14/45 (Call 06/14/45)	25	22,202
		466,482
Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	10	7,863

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	10	8,084

Entertainment — 0.6%
Warnermedia Holdings Inc.
4.28%, 03/15/32 (Call 12/15/31)	35	30,858
5.05%, 03/15/42 (Call 09/15/41)	10	8,256
5.14%, 03/15/52 (Call 09/15/51)	45	35,913
		75,027
Environmental Control — 0.4%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	19,155
Waste Connections Inc., 4.20%, 01/15/33 (Call 10/15/32)	12	11,081
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	15,751
		45,987
Food — 1.3%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	15	13,652
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	35	33,030
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	25	20,570
J M Smucker Co. (The), 6.50%, 11/15/53 (Call 05/15/53)	6	6,357
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	60	48,762
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	10	10,970
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	20	16,870
		150,211
Hand & Machine Tools — 0.2%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(c)	10	9,839
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	22	18,058
		27,897
Health Care - Products — 2.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	15	14,671
4.90%, 11/30/46 (Call 05/30/46)	15	14,474
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	15	12,008
3.13%, 12/01/51 (Call 06/01/51)(a)	10	6,295
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	80	70,103
GE HealthCare Technologies Inc., 5.65%, 11/15/27 (Call 10/15/27)	100	101,245
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	15	14,438
Medtronic Inc., 4.38%, 03/15/35	15	14,059
Thermo Fisher Scientific Inc., 2.80%, 10/15/41 (Call 04/15/41)	30	21,482
		268,775
Health Care - Services — 4.2%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	15	10,965

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	$95	$88,313
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	40	33,335
3.60%, 03/15/51 (Call 09/15/50)	35	25,276
4.65%, 01/15/43	20	17,432
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	11,917
3.50%, 09/01/30 (Call 03/01/30)	10	8,793
3.50%, 07/15/51 (Call 01/15/51)	45	29,440
4.13%, 06/15/29 (Call 03/15/29)	10	9,277
4.50%, 02/15/27 (Call 08/15/26)	10	9,710
5.25%, 06/15/49 (Call 12/15/48)	10	8,677
5.50%, 06/01/33 (Call 03/01/33)	20	19,610
5.63%, 09/01/28 (Call 03/01/28)	10	10,025
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	15	11,795
5.50%, 03/15/53 (Call 09/15/52)	5	4,801
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	5	4,270
UnitedHealth Group Inc.
4.20%, 05/15/32 (Call 02/15/32)	51	48,020
4.20%, 01/15/47 (Call 07/15/46)	5	4,136
4.75%, 05/15/52 (Call 11/15/51)	92	82,822
5.20%, 04/15/63 (Call 10/15/62)	15	14,318
5.35%, 02/15/33 (Call 11/15/32)	15	15,321
6.05%, 02/15/63 (Call 08/15/62)	15	16,192
6.88%, 02/15/38	10	11,610
		496,055
Insurance — 1.4%
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	5	4,049
4.80%, 07/10/45 (Call 01/10/45)	10	8,677
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)(a)	15	9,740
4.35%, 11/03/45 (Call 05/03/45)	15	12,984
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	10	8,773
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	11	6,939
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	10	7,166
Marsh & McLennan Companies Inc.
4.90%, 03/15/49 (Call 09/15/48)	10	9,119
5.70%, 09/15/53 (Call 03/15/53)	5	5,090
MetLife Inc.
4.05%, 03/01/45	27	21,806
4.55%, 03/23/30 (Call 12/23/29)(a)	15	14,659
5.00%, 07/15/52 (Call 01/15/52)	10	9,141
5.70%, 06/15/35	15	15,335
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46).	10	8,209
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49).	25	20,384
Travelers Companies Inc. (The), 3.05%, 06/08/51 (Call 12/08/50)(a)	15	10,047
		172,118
Internet — 0.4%
Alphabet Inc.
1.10%, 08/15/30 (Call 05/15/30)	15	12,055
2.05%, 08/15/50 (Call 02/15/50)	10	5,866
2.25%, 08/15/60 (Call 02/15/60)(a)	10	5,821
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	10	9,756
Security	Par (000)	Value

Internet (continued)
eBay Inc.
2.70%, 03/11/30 (Call 12/11/29).	$10	$8,587
3.65%, 05/10/51 (Call 11/10/50).	10	7,039
		49,124
Lodging — 0.1%
Marriott International Inc./MD, Series GG, 3.50%, 10/15/32 (Call 07/15/32)	20	16,980

Machinery — 0.4%
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49).	30	21,799
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	15	12,762
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	22	18,829
		53,390
Manufacturing — 0.7%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	20	18,532
3.25%, 08/26/49 (Call 02/26/49)(a)	10	6,740
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	15	13,987
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	10	8,419
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	40	36,562
		84,240
Media — 6.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 03/01/42 (Call 09/01/41)	15	9,900
3.85%, 04/01/61 (Call 10/01/60)	33	19,662
4.20%, 03/15/28 (Call 12/15/27)	13	12,253
4.40%, 04/01/33 (Call 01/01/33)	6	5,314
4.80%, 03/01/50 (Call 09/01/49)	51	37,899
5.05%, 03/30/29 (Call 12/30/28)	13	12,530
6.38%, 10/23/35 (Call 04/23/35)	15	14,711
6.48%, 10/23/45 (Call 04/23/45)	43	39,793
6.65%, 02/01/34 (Call 11/01/33)	5	5,122
Comcast Corp.
2.94%, 11/01/56 (Call 05/01/56)	15	9,152
2.99%, 11/01/63 (Call 05/01/63)	130	77,236
3.75%, 04/01/40 (Call 10/01/39)	15	12,202
4.15%, 10/15/28 (Call 07/15/28)	155	149,768
4.25%, 01/15/33	15	13,948
5.35%, 05/15/53 (Call 11/15/52)	26	25,071
7.05%, 03/15/33	35	39,416
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	55	51,499
4.00%, 09/15/55 (Call 03/15/55)	8	5,293
5.20%, 09/20/47 (Call 03/20/47)	30	24,227
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	15	14,613
5.48%, 01/25/39 (Call 07/25/38)	10	9,124
5.58%, 01/25/49 (Call 07/25/48)	10	8,874
Paramount Global
4.38%, 03/15/43	30	20,426
4.95%, 01/15/31 (Call 11/15/30).	15	13,573
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,592
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	27	22,347
6.55%, 05/01/37	17	16,046
Walt Disney Co. (The)
2.65%, 01/13/31	50	42,993
3.60%, 01/13/51 (Call 07/13/50)	65	49,102

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.80%, 03/22/30	$15	$14,087
		781,773
Mining — 0.2%
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	10	8,277
6.25%, 10/01/39	10	10,471
		18,748
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	11	9,442

Pharmaceuticals — 9.8%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39).	70	60,125
4.25%, 11/21/49 (Call 05/21/49)	55	46,217
4.70%, 05/14/45 (Call 11/14/44)	25	22,589
AstraZeneca PLC, 6.45%, 09/15/37	40	44,621
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	30	25,927
4.67%, 06/06/47 (Call 12/06/46)	10	8,726
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	25	19,818
2.95%, 03/15/32 (Call 12/15/31)(a)	25	21,478
3.40%, 07/26/29 (Call 04/26/29)	26	24,135
3.90%, 02/20/28 (Call 11/20/27)	15	14,505
4.25%, 10/26/49 (Call 04/26/49)	60	49,655
6.40%, 11/15/63 (Call 05/15/63)	10	11,061
Cencora Inc., 3.45%, 12/15/27 (Call 09/15/27)	25	23,651
Cigna Group (The), 4.90%, 12/15/48 (Call 06/15/48)	65	57,575
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	15	11,846
2.13%, 09/15/31 (Call 06/15/31)	70	55,466
4.78%, 03/25/38 (Call 09/25/37)	35	31,406
5.05%, 03/25/48 (Call 09/25/47)	65	56,985
5.13%, 07/20/45 (Call 01/20/45)	15	13,336
5.88%, 06/01/53 (Call 12/01/52)	15	14,698
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	15	9,019
4.95%, 02/27/63 (Call 08/27/62)	10	9,657
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	38,522
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	25	23,315
Johnson & Johnson, 3.70%, 03/01/46 (Call 09/01/45)	80	66,024
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	35	28,209
2.90%, 12/10/61 (Call 06/10/61)	10	6,159
3.70%, 02/10/45 (Call 08/10/44)	60	47,725
5.00%, 05/17/53 (Call 11/17/52)	25	24,016
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	30	25,531
2.75%, 08/14/50 (Call 02/14/50)	25	16,606
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	30	19,637
3.45%, 03/15/29 (Call 12/15/28)	15	14,110
4.13%, 12/15/46	15	12,678
7.20%, 03/15/39	35	41,629
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	30	29,404
4.75%, 05/19/33 (Call 02/19/33)	75	72,699
5.30%, 05/19/53 (Call 11/19/52)	60	58,516
Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	$15	$15,341
		1,172,617
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	5	4,981

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	20	15,095
3.55%, 03/15/52 (Call 09/15/51)	15	10,117
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	10	7,853
2.10%, 06/15/30 (Call 03/15/30)	10	8,064
3.10%, 06/15/50 (Call 12/15/49)	15	9,471
5.55%, 07/15/33 (Call 04/15/33)	10	9,865
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	30	21,077
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	10	9,132
Crown Castle Inc., 2.90%, 04/01/41 (Call 10/01/40)	30	20,178
Crown Castle International Corp., 2.10%, 04/01/31 (Call 01/01/31)	15	11,759
Digital Realty Trust LP, 5.55%, 01/15/28 (Call 12/15/27)	20	19,984
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	25	20,343
Prologis LP, 4.75%, 06/15/33 (Call 03/15/33)	20	19,063
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	50	42,213
		224,214
Retail — 3.8%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	10	9,248
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	15	13,371
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	20	19,013
Home Depot Inc. (The)
2.75%, 09/15/51 (Call 03/15/51)	115	72,759
2.95%, 06/15/29 (Call 03/15/29)	45	41,272
5.88%, 12/16/36	15	15,998
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	95	81,814
2.80%, 09/15/41 (Call 03/15/41)	35	23,789
4.45%, 04/01/62 (Call 10/01/61)	20	15,514
5.63%, 04/15/53 (Call 10/15/52)	15	14,608
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	25	21,220
3.63%, 09/01/49 (Call 03/01/49)	30	22,344
4.60%, 09/09/32 (Call 06/09/32)	15	14,647
4.88%, 12/09/45 (Call 06/09/45)	15	13,668
5.45%, 08/14/53 (Call 02/14/53)	5	4,918
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50).	15	10,808
3.55%, 08/15/29 (Call 05/15/29)	42	39,240
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	10	8,649
2.95%, 01/15/52 (Call 07/15/51)	5	3,282
4.80%, 01/15/53 (Call 07/15/52)(a)	10	9,164
		455,326
Semiconductors — 4.8%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	5	3,296
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	10	8,774
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	30	28,807
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	20	16,438

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.47%, 04/15/34 (Call 01/15/34)(c)	$15	$12,462
3.50%, 02/15/41 (Call 08/15/40)(c)	15	11,194
3.75%, 02/15/51 (Call 08/15/50)(c)	5	3,635
4.30%, 11/15/32 (Call 08/15/32)	14	12,860
4.93%, 05/15/37 (Call 02/15/37)(c)	75	68,561
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	90	78,060
2.80%, 08/12/41 (Call 02/12/41)	85	60,095
3.05%, 08/12/51 (Call 02/12/51)(a)	35	23,126
3.73%, 12/08/47 (Call 06/08/47)	10	7,654
4.60%, 03/25/40 (Call 09/25/39)	10	9,254
5.90%, 02/10/63 (Call 08/10/62)	21	21,926
KLA Corp., 4.95%, 07/15/52 (Call 01/15/52)	15	14,130
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	5	4,614
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	15	12,551
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	25	23,656
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	20	16,472
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)	25	17,798
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	5	4,536
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	10	7,810
3.25%, 05/20/27 (Call 02/20/27)	50	47,635
4.50%, 05/20/52 (Call 11/20/51)	10	8,679
4.80%, 05/20/45 (Call 11/20/44)	10	9,390
6.00%, 05/20/53 (Call 11/20/52)	10	10,842
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	15	13,057
4.15%, 05/15/48 (Call 11/15/47)	20	16,930
		574,242
Software — 4.7%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,701
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	10	8,177
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	17,319
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)(a)	20	16,242
Fiserv Inc.
4.40%, 07/01/49 (Call 01/01/49)	20	16,419
5.63%, 08/21/33 (Call 05/21/33)	12	12,066
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(c)	5	3,173
2.53%, 06/01/50 (Call 12/01/49)	165	105,828
3.30%, 02/06/27 (Call 11/06/26)	25	24,040
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	75	64,106
2.95%, 04/01/30 (Call 01/01/30)	45	39,390
3.60%, 04/01/40 (Call 10/01/39)	38	28,875
3.80%, 11/15/37 (Call 05/15/37)	15	12,225
3.85%, 07/15/36 (Call 01/15/36)	15	12,511
3.95%, 03/25/51 (Call 09/25/50)	40	29,548
4.00%, 07/15/46 (Call 01/15/46)	135	102,641
6.25%, 11/09/32 (Call 08/09/32)	15	15,797
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	15	12,319
2.90%, 07/15/51 (Call 01/15/51)	20	13,292
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	15	14,241
3.80%, 04/01/32 (Call 01/01/32)(a)	11	9,766
		566,676
Security	Par (000)	Value

Telecommunications — 7.1%
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	$110	$85,439
3.50%, 06/01/41 (Call 12/01/40)	65	48,166
3.55%, 09/15/55 (Call 03/15/55)	95	62,602
3.65%, 06/01/51 (Call 12/01/50)	85	59,072
3.65%, 09/15/59 (Call 03/15/59)	15	9,894
4.10%, 02/15/28 (Call 11/15/27)	20	19,177
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 04/01/48 (Call 10/01/47)	15	12,540
British Telecommunications PLC, 9.63%, 12/15/30	15	18,129
Cisco Systems Inc., 5.90%, 02/15/39	25	26,597
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)(a)	15	11,860
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	15	17,723
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10	8,100
4.60%, 05/23/29 (Call 02/23/29)	15	14,567
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	20	19,179
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)	10	8,687
4.35%, 05/01/49 (Call 11/01/48)	20	15,415
4.55%, 03/15/52 (Call 09/15/51)	10	7,922
5.00%, 03/15/44 (Call 09/15/43)	8	6,837
Telefonica Emisiones SA, 7.05%, 06/20/36	55	59,552
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	7	5,725
Verizon Communications Inc.
2.55%, 03/21/31 (Call 12/21/30)	63	52,168
2.99%, 10/30/56 (Call 04/30/56)	100	61,359
3.15%, 03/22/30 (Call 12/22/29)	20	17,718
3.40%, 03/22/41 (Call 09/22/40)	125	94,417
3.88%, 02/08/29 (Call 11/08/28)	20	18,919
4.33%, 09/21/28	40	38,587
4.50%, 08/10/33	15	14,003
4.86%, 08/21/46	5	4,464
Vodafone Group PLC, 4.88%, 06/19/49	37	31,437
		850,255
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10	9,018

Transportation — 0.8%
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	31	25,760
4.55%, 04/01/46 (Call 10/01/45)	37	31,025
United Parcel Service Inc.
3.75%, 11/15/47 (Call 05/15/47)	27	21,330
6.20%, 01/15/38	15	16,359
		94,474
Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	10	7,586

Total Long-Term Investments — 96.8%
(Cost: $13,662,725)	.	11,574,571

	Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	250,120	250,245

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	200,000	$200,000

Total Short-Term Securities — 3.8%
(Cost: $450,100)		450,245

Total Investments — 100.6%
(Cost: $14,112,825)		12,024,816

Liabilities in Excess of Other Assets — (0.6)%		(72,766)

Net Assets — 100.0%		$11,952,050

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$580,588	$—		$(330,233	)(a)	$(115)	$5	$250,245	250,120	$1,608	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	80,000	(a)	—		—	—	200,000	200,000	5,684		—
						$(115)	$5	$450,245		$7,292		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,574,571	$—	$11,574,571
Short-Term Securities
Money Market Funds	450,245	—	—	450,245
	$450,245	$11,574,571	$—	$12,024,816

Portfolio Abbreviation

CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate